Asset Retirement Obligations - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligations [Line Items]
Long-term inflation assumption of current costs	2.00%
Asset retirement obligations recorded	$ 9	$ 9
Minimum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures	3.00%
Maximum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures	5.00%